Accounts payable	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts payable

Note 23.      Accounts payable

The accounts payable balance consisted of the following:

	As at December 31,	As at December 31,
USD'000	2022	2021
Trade creditors	5,207	5,842
Factors or other financial institutions for borrowings	-	26
Accounts payable to Board Members	353	2,802
Accounts payable to other related parties	70	189
Accounts payable to underwriters, promoters, and employees	3,918	2,845
Other accounts payable	3,853	3,082
Total accounts payable	13,401	14,786

As at December 31, 2022, accounts payable to Board Members are made up of accrued bonus of CHF 326,014.70 (USD 352,670) payable to Carlos Moreira (see Note 40 for detail).

As at December 31, 2022, accounts payable to other related parties are made up of a CHF 64,620 (USD 69,903) payable to OISTE (see Note 40 for detail).

Accounts payable to underwriters, promoters and employees consist primarily of payable balances to employees in relation to holidays, bonus and 13th month accruals across WISeKey.

Other accounts payable are mostly amounts due or accrued for professional services (e.g. legal, accountancy, and audit services) and accruals of social charges in relation to the accrued liability to employees.